Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Allowance for Doubtful accounts Receivables	$ 68,924	$ 10,000	$ 70,000
Accumulated Amortization and Depreciation	316,153	248,404	146,888
Customer contracts and relationship - net of amortization	2,268,715	1,949,377	1,477,399
Liabilities
Promissory notes payable unamortized discount	$ 1,108,614	$ 251,903	$ 83,784
Stockholders Equity
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	250,000,000	250,000,000	6,950,000,000
Common stock shares issued	70,895,400	62,838,832	4,947,735,145
Common stock shares outstanding	70,895,400	62,838,832	4,947,735,145
Treasury stock	20,000	20,000	2,000,000